Nationwide® VL Separate Account-D December 31, 2007

Annual Report

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

VLOB–0233–12/07

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 66,919 shares (cost $1,719,986)	$1,948,021
AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth) 460 shares (cost $9,903)	11,076
AIM VIF – Small Cap Equity Fund – Series I (AIMSmCpEq) 17,027 shares (cost $275,935)	264,424
AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA) 86,734 shares (cost $2,204,508)	2,326,215
AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA) 109,368 shares (cost $2,690,096)	2,749,523
American Funds IS – Growth Fund – Class 2 (AFGrowth2) 5,821 shares (cost $365,174)	388,408
American Funds IS – International Fund – Class 2 (AFInterntl2) 43,214 shares (cost $981,466)	1,068,242
Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq) 2,389 shares (cost $31,440)	48,687
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 127,694 shares (cost $4,179,423)	4,775,747
Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 24,200 shares (cost $453,594)	421,809
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 23,164 shares (cost $526,226)	584,207
Fidelity® VIP II – Contrafund ® Portfolio – Service Class (FidVIPConS) 14,673 shares (cost $447,224)	407,896
Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 50,592 shares (cost $744,313)	1,024,493
Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 21,351 shares (cost $343,477)	299,338
Janus Aspen Series – Mid Cap Value Portfolio – Service Shares (JAspMidCpVal) 20,561 shares (cost $343,755)	343,159
Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest) 4,173 shares (cost $67,647)	68,942
MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt) 43,954 shares (cost $400,997)	519,537
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 26,202 shares (cost $300,675)	304,730
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 169,895 shares (cost $1,705,289)	1,860,349
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 202,017 shares (cost $3,713,030)	3,874,693
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 7,378,051 shares (cost $7,378,051)	7,378,051
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,198 shares (cost $266,917)	248,697

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 65,326 shares (cost $754,897)	$887,775
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 35,597 shares (cost $1,491,188)	1,679,453
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 59,183 shares (cost $2,006,413)	2,166,086
PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet) 204,916 shares (cost $2,472,678)	2,575,799
PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 287,975 shares (cost $2,923,735)	3,020,857
Royce Capital Fund – Small-Cap Portfolio (RCFSmCap) 165,358 shares (cost $1,678,484)	1,646,970
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 77,236 shares (cost $1,902,769)	1,826,625
Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro) 17,356 shares (cost $223,330)	253,047
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 1,287 shares (cost $33,485)	28,376
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 83,284 shares (cost $884,748)	853,010

Total Investments	45,854,242
Accounts Receivable	4,272

Total Assets	45,858,514
Liabilities:
Accounts Payable - AIM VIF - Small Cap Equity Fund - Series I (AIMSmCpEq)	77,249
Accounts Payable - Legg Mason Partners VET - Investors Portfolio (LMVEInvest)	3,752

Total Liabilities	81,001

Contract Owners Equity (note 7)	$45,777,513

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMCapAp	AIMCoreEq	AIMGlobHlth	AIMSmCpEq	AIMSmCpGr	AlVGrIncA	AlVIntlValA
Reinvested dividends	$1,134,736	–	21,794	–	116	–	32,062	29,051
Mortality and expense risk charges (note 3)	(161,090)	–	(4,495)	(21)	(349)	(157)	(6,914)	(6,500)

Net investment income (loss)	973,646	–	17,299	(21)	(233)	(157)	25,148	22,551

Proceeds from mutual fund shares sold	53,508,100	54	26,207	115	75,902	177,255	1,839,031	880,954
Cost of mutual fund shares sold	(44,710,655)	(50)	(22,801)	(99)	(74,818)	(176,647)	(1,576,621)	(766,793)

Realized gain (loss) on investments	8,797,445	4	3,406	16	1,084	608	262,410	114,161
Change in unrealized gain (loss) on investments	(5,663,790)	–	106,485	925	(11,510)	(17,218)	(318,576)	(4,017)

Net gain (loss) on investments	3,133,655	4	109,891	941	(10,426)	(16,610)	(56,166)	110,144

Reinvested capital gains	1,766,914	–	–	–	7,768	28,847	108,821	96,076

Net increase (decrease) in contract owners’ equity resulting from operations	$5,874,215	4	127,190	920	(2,891)	12,080	77,803	228,771

Investment activity:	AFGrowth2	AFInterntl2	CalVSSocEq	DryIPSmCap	DryStkIx	DryVIntVal	FidVIPEIS	FidVIPGrS
Reinvested dividends	$2,120	13,483	–	56	85,699	7,785	2,253	3,586
Mortality and expense risk charges (note 3)	(1,138)	(2,954)	(130)	(28)	(14,686)	(2,055)	(8,847)	(978)

Net investment income (loss)	982	10,529	(130)	28	71,013	5,730	(6,594)	2,608

Proceeds from mutual fund shares sold	67,951	363,110	1,141	21,294	1,328,236	2,091,354	6,390,779	768,079
Cost of mutual fund shares sold	(59,936)	(302,155)	(670)	(20,411)	(1,009,673)	(1,845,256)	(5,158,642)	(534,474)

Realized gain (loss) on investments	8,015	60,955	471	883	318,563	246,098	1,232,137	233,605
Change in unrealized gain (loss) on investments	3,590	45,229	1,607	(261)	(134,803)	(341,346)	(766,781)	(98,557)

Net gain (loss) on investments	11,605	106,184	2,078	622	183,760	(95,248)	465,356	135,048

Reinvested capital gains	19,887	39,388	2,394	598	–	62,533	9,013	–

Net increase (decrease) in contract owners’ equity resulting from operations	$32,474	156,101	4,342	1,248	254,773	(26,985)	467,775	137,656

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPOvS	FidVIPConS	FidVIPIdx500	FidVIPIGBdS	FidVIPBalS	FrVIPForSec2	GSVTMdCpV	JAspMidCpVal
Reinvested dividends	$83,107	5,493	47,540	11,465	47,556	18,996	3,363	9,999
Mortality and expe.nse risk charges (note 3)	(7,866)	(11,409)	(4,610)	(537)	(4,146)	(2,664)	(1,879)	(1,050)

Net investment income (loss)	75,241	(5,916)	42,930	10,928	43,410	16,332	1,484	8,949

Proceeds from mutual fund shares sold	5,074,742	7,988,988	5,210,720	650,992	3,009,323	23,477	271,833	191,671
Cost of mutual fund shares sold	(4,270,952)	(5,202,911)	(4,201,847)	(646,018)	(2,498,583)	(15,066)	(277,223)	(176,273)

Realized gain (loss) on investments	803,790	2,786,077	1,008,873	4,974	510,740	8,411	(5,390)	15,398
Change in unrealized gain (loss) on investments	(531,722)	(1,904,092)	(791,281)	(7,051)	(390,510)	68,049	(38,611)	(4,946)

Net gain (loss) on investments	272,068	881,985	217,592	(2,077)	120,230	76,460	(44,001)	10,452

Reinvested capital gains	339,834	186,433	–	–	108,399	43,326	62,238	9,973

Net increase (decrease) in contract owners’ equity resulting from operations	$687,143	1,062,502	260,522	8,851	272,039	136,118	19,721	29,374

Investment activity:	JPMBal	JPMCBond	JPMMidCapGr	JPMEqIndx	LMVEInvest	MFSInvGrSt	NVITGvtBd	NVITJPBal
Reinvested dividends	$43	155	–	31	879	1,625	11,050	38,876
Mortality and expense risk charges (note 3)	(3)	(6)	(12)	(3)	(133)	(1,386)	(580)	(4,444)

Net investment income (loss)	40	149	(12)	28	746	239	10,470	34,432

Proceeds from mutual fund shares sold	1,612	4,004	9,142	3,055	736	12,188	3,180	25,353
Cost of mutual fund shares sold	(1,533)	(4,154)	(9,233)	(2,939)	(664)	(9,694)	(3,266)	(22,127)

Realized gain (loss) on investments	79	(150)	(91)	116	72	2,494	(86)	3,226
Change in unrealized gain (loss) on investments	(50)	7	(214)	–	(1,051)	49,577	6,415	(13,489)

Net gain (loss) on investments	29	(143)	(305)	116	(979)	52,071	6,329	(10,263)

Reinvested capital gains	8	–	1,058	–	1,787	–	–	48,209

Net increase (decrease) in contract owners’ equity resulting from operations	$77	6	741	144	1,554	52,310	16,799	72,378

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMidCap	NVITMyMkt	NVITSmComp	NVITNWFund	OppCapAp	OppGlSec	PVITRealRet	PVITTotRet
Reinvested dividends	$59,919	292,454	238	8,867	3,818	30,058	102,214	128,776
Mortality and expense risk charges (note 3)	(11,845)	(16,575)	(658)	(2,048)	(4,298)	(6,437)	(6,273)	(8,291)

Net investment income (loss)	48,074	275,879	(420)	6,819	(480)	23,621	95,941	120,485

Proceeds from mutual fund shares sold	2,268,716	8,521,723	56,147	11,566	730,907	1,157,415	1,286,273	705,936
Cost of mutual fund shares sold	(1,817,212)	(8,521,723)	(50,316)	(8,038)	(586,671)	(815,156)	(1,346,861)	(734,845)

Realized gain (loss) on investments	451,504	–	5,831	3,528	144,236	342,259	(60,588)	(28,909)
Change in unrealized gain (loss) on investments	(268,039)	–	(30,346)	9,996	72,390	(331,534)	206,055	131,892

Net gain (loss) on investments	183,465	–	(24,515)	13,524	216,626	10,725	145,467	102,983

Reinvested capital gains	123,081	–	30,691	37,875	–	109,261	5,845	–

Net increase (decrease) in contract owners’ equity resulting from operations	$354,620	275,879	5,756	58,218	216,146	143,607	247,253	223,468

Investment activity:	RCFSmCap	TRowEqInc2	VKUMCpGro	VKUUSRE	WRSmCpGr
Reinvested dividends	$879	29,267	–	63	–
Mortality and expense risk charges (note 3)	(5,619)	(5,347)	(876)	(35)	(2,808)

Net investment income (loss)	(4,740)	23,920	(876)	28	(2,808)

Proceeds from mutual fund shares sold	708,576	715,560	217,931	45,447	569,425
Cost of mutual fund shares sold	(546,874)	(648,555)	(188,139)	(45,937)	(508,799)

Realized gain (loss) on investments	161,702	67,005	29,792	(490)	60,626
Change in unrealized gain (loss) on investments	(255,061)	(114,320)	16,312	(5,108)	(1,825)

Net gain (loss) on investments	(93,359)	(47,315)	46,104	(5,598)	58,801

Reinvested capital gains	76,510	112,008	13,108	489	81,456

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,589)	88,613	58,336	(5,081)	137,449

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMCapAp		AIMCoreEq		AIMCoreStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$973,646	886,118	–	–	17,299	6,106	–	13,024
Realized gain (loss) on investments	8,797,445	1,478,294	4	–	3,406	176	–	82,520
Change in unrealized gain (loss) on investments	(5,663,790)	2,456,699	–	–	106,485	121,550	–	(19,275)
Reinvested capital gains	1,766,914	2,194,720	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,874,215	7,015,831	4	–	127,190	127,832	–	76,269

Equity transactions:
Purchase payments received from contract owners (note 6)	5,250,082	6,919,524	–	–	265,192	206,458	–	45,380
Transfers between funds	–	–	–	–	–	1,273,653	–	(1,273,653)
Surrenders (note 6)	(26,517,291)	–	–	–	–	–	–	–
Death benefits (note 4)	–	(217,422)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,817,818)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,165,372)	(1,286,299)	–	–	(25,483)	(17,199)	–	(8,367)
Adjustments to maintain reserves	(76,134)	(10,834)	(4)	–	129	(7,994)	–	(199)

Net equity transactions	(24,326,533)	5,404,969	(4)	–	239,838	1,454,918	–	(1,236,839)

Net change in contract owners’ equity	(18,452,318)	12,420,800	–	–	367,028	1,582,750	–	(1,160,570)
Contract owners’ equity beginning of period	64,229,831	51,809,031	–	–	1,582,750	–	–	1,160,570

Contract owners’ equity end of period	$45,777,513	64,229,831	–	–	1,949,778	1,582,750	–	–

CHANGES IN UNITS:
Beginning units	4,527,282	4,083,362	–	–	145,236	–	–	101,482

Units purchased	3,254,100	1,214,364	–	–	22,869	146,937	–	3,801
Units redeemed	(4,669,650)	(770,444)	–	–	(2,205)	(1,701)	–	(105,283)

Ending units	3,111,732	4,527,282	–	–	165,900	145,236	–	–

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMGlobHlth		AIMGrowth		AIMSmCpEq		AIMSmCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(21)	(10)	–	–	(233)	–	(157)	(349)
Realized gain (loss) on investments	16	4	–	147	1,084	–	608	1,341
Change in unrealized gain (loss) on investments	925	227	–	(97)	(11,510)	–	(17,218)	14,546
Reinvested capital gains	–	–	–	–	7,768	–	28,847	–

Net increase (decrease) in contract owners’ equity resulting from operations	920	221	–	50	(2,891)	–	12,080	15,538

Equity transactions:
Purchase payments received from contract owners (note 6)	4,089	3,730	–	–	21,140	–	80,751	21,168
Transfers between funds	–	–	–	–	172,420	–	(169,887)	26,625
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	(694)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(117)	(72)	–	–	(1,792)	–	(1,007)	(2,495)
Adjustments to maintain reserves	(6)	2	–	(50)	(1,702)	–	(75,579)	32

Net equity transactions	3,966	3,660	–	(50)	190,066	–	(165,722)	44,636

Net change in contract owners’ equity	4,886	3,881	–	–	187,175	–	(153,642)	60,174
Contract owners’ equity beginning of period	6,192	2,311	–	–	–	–	153,642	93,468

Contract owners’ equity end of period	$11,078	6,192	–	–	187,175	–	–	153,642

CHANGES IN UNITS:
Beginning units	444	174	–	–	–	–	9,330	6,448

Units purchased	276	275	–	–	19,274	–	601	3,089
Units redeemed	(8)	(5)	–	–	(414)	–	(9,931)	(207)

Ending units	712	444	–	–	18,860	–	–	9,330

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVGrIncA		AlVIntlValA		ACVPInt		AFGrowth2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25,148	31,372	22,551	(597)	–	4,261	982	1,236
Realized gain (loss) on investments	262,410	78,732	114,161	3,701	–	40,156	8,015	84
Change in unrealized gain (loss) on investments	(318,576)	241,110	(4,017)	63,443	–	(37,629)	3,590	19,645
Reinvested capital gains	108,821	160,455	96,076	–	–	–	19,887	–

Net increase (decrease) in contract owners’ equity resulting from operations	77,803	511,669	228,771	66,547	–	6,788	32,474	20,965

Equity transactions:
Purchase payments received from contract owners (note 6)	(186)	1	414	–	–	–	33	–
Transfers between funds	(1,429,460)	528,745	2,275,470	306,841	–	(224,665)	102,731	239,523
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(13,418)	–	–	–	(12,655)	–	–
Net policy repayments (loans) (note 5)	–	–	(101,798)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,105)	(43,848)	(23,667)	(3,057)	–	(4,777)	(5,212)	(2,105)
Adjustments to maintain reserves	820	35	(1)	23	–	(4)	(12)	19

Net equity transactions	(1,461,931)	471,515	2,150,418	303,807	–	(242,101)	97,540	237,437

Net change in contract owners’ equity	(1,384,128)	983,184	2,379,189	370,354	–	(235,313)	130,014	258,402
Contract owners’ equity beginning of period	3,711,199	2,728,015	370,354	–	–	235,313	258,402	–

Contract owners’ equity end of period	$2,327,071	3,711,199	2,749,543	370,354	–	–	388,416	258,402

CHANGES IN UNITS:
Beginning units	271,716	233,326	29,706	–	–	25,592	24,898	–

Units purchased	230,181	42,990	239,839	29,978	–	–	9,016	25,111
Units redeemed	(340,563)	(4,600)	(60,847)	(272)	–	(25,592)	(468)	(213)

Ending units	161,334	271,716	208,698	29,706	–	–	33,446	24,898

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AFInterntl2		CalVSSocEq		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,529	5,006	(130)	(175)	28	15	71,013	55,818
Realized gain (loss) on investments	60,955	2,476	471	621	883	4,744	318,563	204,141
Change in unrealized gain (loss) on investments	45,229	41,547	1,607	3,608	(261)	(1,703)	(134,803)	357,728
Reinvested capital gains	39,388	–	2,394	–	598	811	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	156,101	49,029	4,342	4,054	1,248	3,867	254,773	617,687

Equity transactions:
Purchase payments received fromcontract owners (note 6)	220	–	–	–	–	6	141	4
Transfers between funds	584,378	377,884	–	–	(13,102)	(24,051)	(67,183)	489,362
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	(632)	–	–	–	(39,759)
Net policy repayments (loans) (note 5)	(82,347)	–	–	–	–	–	(174,329)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,544)	(3,478)	(1,011)	(933)	(408)	(1,794)	(72,677)	(69,297)
Adjustments to maintain reserves	20	13	18	(11)	–	(7)	2	23

Net equity transactions	488,727	374,419	(993)	(1,576)	(13,510)	(25,846)	(314,046)	380,333

Net change in contract owners’ equity	644,828	423,448	3,349	2,478	(12,262)	(21,979)	(59,273)	998,020
Contract owners’ equity beginning of period	423,448	–	45,357	42,879	12,262	34,241	4,835,057	3,837,037

Contract owners’ equity end of period	$1,068,276	423,448	48,706	45,357	–	12,262	4,775,784	4,835,057

CHANGES IN UNITS:
Beginning units	39,608	–	2,976	3,084	790	2,514	394,470	360,122

Units purchased	106,334	39,955	2,947	–	–	–	365,237	43,993
Units redeemed	(62,414)	(347)	(3,029)	(108)	(790)	(1,724)	(391,967)	(9,645)

Ending units	83,528	39,608	2,894	2,976	–	790	367,740	394,470

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVIntVal		FidVIPEIS		FidVIPGrS		FidVIPOvS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,730	22,633	(6,594)	167,087	2,608	494	75,241	9,440
Realized gain (loss) on investments	246,098	195,303	1,232,137	53,280	233,605	28,440	803,790	17,858
Change in unrealized gain (loss)on investments	(341,346)	43,182	(766,781)	110,812	(98,557)	12,260	(531,722)	365,551
Reinvested capital gains	62,533	175,780	9,013	683,332	–	–	339,834	11,275

Net increase (decrease) in contractowners’ equity resulting from operations	(26,985)	436,898	467,775	1,014,511	137,656	41,194	687,143	404,124

Equity transactions:
Purchase payments received from contract owners (note 6)	(94)	(2)	–	–	–	5	91,395	83,370
Transfers between funds	(1,875,554)	22,440	(374,894)	(394,261)	(9,627)	(65,496)	2,057,627	739,317
Surrenders (note 6)	–	–	(5,862,916)	–	(736,288)	–	(4,966,928)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,634)	(25,768)	(144,185)	(177,419)	(15,815)	(21,690)	(114,839)	(74,725)
Adjustments to maintain reserves	(7)	(2)	4	45	(10)	(3)	(28)	4

Net equity transactions	(1,882,289)	(3,332)	(6,381,991)	(571,635)	(761,740)	(87,184)	(2,932,773)	747,966

Net change in contract owners’ equity	(1,909,274)	433,566	(5,914,216)	442,876	(624,084)	(45,990)	(2,245,630)	1,152,090
Contract owners’ equity beginning of period	2,331,093	1,897,527	5,914,216	5,471,340	624,084	670,074	2,829,848	1,677,758

Contract owners’ equity end of period	$421,819	2,331,093	–	5,914,216	–	624,084	584,218	2,829,848

CHANGES IN UNITS:
Beginning units	116,234	115,534	413,340	458,254	66,592	75,752	192,612	134,222

Units purchased	86,341	2,127	–	–	–	–	147,373	63,987
Units redeemed	(182,571)	(1,427)	(413,340)	(44,914)	(66,592)	(9,160)	(307,833)	(5,597)

Ending units	20,004	116,234	–	413,340	–	66,592	32,152	192,612

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS		FidVIPIdx500		FidVIPIGBdS		FidVIPBalS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,916)	64,009	42,930	66,428	10,928	8,410	43,410	47,155
Realized gain (loss) on investments	2,786,077	49,240	1,008,873	7,452	4,974	6,441	510,740	15,873
Change in unrealized gain (loss)on investments	(1,904,092)	28,645	(791,281)	580,147	(7,051)	(5,514)	(390,510)	135,919
Reinvested capital gains	186,433	583,920	–	–	–	547	108,399	90,699

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,502	725,814	260,522	654,027	8,851	9,884	272,039	289,646

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	–	–	–
Transfers between funds	(855,019)	776,688	(1,936,100)	38,563	370,097	(952,066)	–	(180,155)
Surrenders (note 6)	(6,946,031)	–	(3,073,232)	–	(641,762)	–	(2,937,494)	–
Death benefits (note 4)	–	(4,876)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(176,531)	(219,439)	(75,332)	(143,847)	(8,699)	(8,961)	(67,707)	(84,997)
Adjustments to maintain reserves	(12)	22	–	61	(5)	6	(4)	20

Net equity transactions	(7,977,593)	552,395	(5,084,664)	(105,223)	(280,369)	(961,021)	(3,005,205)	(265,132)

Net change in contract owners’ equity	(6,915,091)	1,278,209	(4,824,142)	548,804	(271,518)	(951,137)	(2,733,166)	24,514
Contract owners’ equity beginning of period	7,323,031	6,044,822	4,824,142	4,275,338	271,518	1,222,655	2,733,166	2,708,652

Contract owners’ equity end of period	$407,940	7,323,031	–	4,824,142	–	271,518	–	2,733,166

CHANGES IN UNITS:
Beginning units	442,702	406,834	398,514	407,914	20,748	97,252	211,486	233,518

Units purchased	20,451	50,230	–	3,603	28,102	–	–	–
Units redeemed	(443,071)	(14,362)	(398,514)	(13,003)	(48,850)	(76,504)	(211,486)	(22,032)

Ending units	20,082	442,702	–	398,514	–	20,748	–	211,486

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPForSec2		GSVTMdCpV		JAspMidCpVal		JPMBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$16,332	10,677	1,484	2,158	8,949	1,799	40	251
Realized gain (loss) on investments	8,411	119,750	(5,390)	18,841	15,398	204	79	306
Change in unrealized gain (loss) on investments	68,049	44,296	(38,611)	(8,023)	(4,946)	4,350	(50)	(182)
Reinvested capital gains	43,326	–	62,238	40,790	9,973	2,155	8	–

Net increase (decrease) in contract owners’ equity resulting from operations	136,118	174,723	19,721	53,766	29,374	8,508	77	375

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(1)	21	(2)	1	–	–	–
Transfers between funds	–	(227,101)	(117,440)	81,340	270,647	94,869	(1,420)	(10,267)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(23,023)	–	(9,218)	–	(2,266)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(51,626)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,813)	(22,042)	(10,105)	(11,327)	(4,958)	(1,391)	(40)	(233)
Adjustments to maintain reserves	31	3	21	(6)	(5)	26	(20)	1

Net equity transactions	(20,782)	(272,164)	(127,503)	60,787	214,059	91,238	(1,480)	(10,499)

Net change in contract owners’ equity	115,336	(97,441)	(107,782)	114,553	243,433	99,746	(1,403)	(10,124)
Contract owners’ equity beginning of period	909,194	1,006,635	407,160	292,607	99,746	–	1,403	11,527

Contract owners’ equity end of period	$1,024,530	909,194	299,378	407,160	343,179	99,746	–	1,403

CHANGES IN UNITS:
Beginning units	46,508	62,286	14,480	12,040	6,830	–	126	1,144

Units purchased	46,043	–	1	3,242	42,904	7,103	–	–
Units redeemed	(47,339)	(15,778)	(4,123)	(802)	(27,790)	(273)	(126)	(1,018)

Ending units	45,212	46,508	10,358	14,480	21,944	6,830	–	126

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMCBond		JPMMidCapGr		JPMMidCapV		JPMEqIndx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$149	847	(12)	(109)	–	164	28	345
Realized gain (loss) on investments	(150)	458	(91)	751	–	(206)	116	5,670
Change in unrealized gain (loss) on investments	7	(269)	(214)	(1,619)	–	(928)	–	(1,571)
Reinvested capital gains	–	–	1,058	1,172	–	2,545	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6	1,036	741	195	–	1,575	144	4,444

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	7	–	–	–	1
Transfers between funds	(3,042)	(22,183)	(6,690)	(12,819)	–	(26,215)	(92)	(35,863)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	(760)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89)	(1,330)	(181)	(1,204)	–	(559)	(51)	(1,836)
Adjustments to maintain reserves	(4)	(7)	(13)	(5)	–	(1)	(1)	(9)

Net equity transactions	(3,135)	(23,520)	(6,884)	(14,781)	–	(26,775)	(144)	(37,707)

Net change in contract owners’ equity	(3,129)	(22,484)	(6,143)	(14,586)	–	(25,200)	–	(33,263)
Contract owners’ equity beginning of period	3,129	25,613	6,143	20,729	–	25,200	–	33,263

Contract owners’ equity end of period	$–	3,129	–	6,143	–	–	–	–

CHANGES IN UNITS:
Beginning units	220	1,868	594	2,224	–	1,512	–	3,856

Units purchased	–	–	–	–	–	–	5	–
Units redeemed	(220)	(1,648)	(594)	(1,630)	–	(1,512)	(5)	(3,856)

Ending units	–	220	–	594	–	–	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LMVEInvest		MFSInvGrSt		NVITGvtBd		NVITJPBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$746	590	239	(2,220)	10,470	5,260	34,432	31,084
Realized gain (loss) on investments	72	9,630	2,494	20,058	(86)	(75)	3,226	1,644
Change in unrealized gain (loss) on investments	(1,051)	2,083	49,577	6,171	6,415	(1,585)	(13,489)	136,866
Reinvested capital gains	1,787	994	–	–	–	819	48,209	–

Net increase (decrease) in contract owners’ equity resulting fromoperations	1,554	13,297	52,310	24,009	16,799	4,419	72,378	169,594

Equity transactions:
Purchase payments received from contract owners (note 6)	23,309	16,392	–	–	114,091	104,073	170,318	155,363
Transfers between funds	–	–	–	(108,186)	–	–	–	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	(12,766)	–	–	–	–
Net policy repayments (loans) (note5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(745)	(471)	(10,803)	(12,136)	(3,228)	(2,126)	(25,306)	(28,164)

Adjustments to maintain reserves	(125)	(3,651)	(2)	1	15	3	17	1

Net equity transactions	22,439	12,270	(10,805)	(133,087)	110,878	101,950	145,029	127,200

Net change in contract owners’ equity	23,993	25,567	41,505	(109,078)	127,677	106,369	217,407	296,794
Contract owners’ equity beginning of period	41,197	15,630	478,050	587,128	177,079	70,710	1,642,971	1,346,177

Contract owners’ equity end of period	$65,190	41,197	519,555	478,050	304,756	177,079	1,860,378	1,642,971

CHANGES IN UNITS:
Beginning units	2,422	1,084	43,392	57,102	12,244	5,040	134,012	122,946

Units purchased	1,318	1,370	42,928	–	7,688	7,354	13,380	13,533
Units redeemed	(42)	(32)	(44,166)	(13,710)	(218)	(150)	(1,990)	(2,467)

Ending units	3,698	2,422	42,154	43,392	19,714	12,244	145,402	134,012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmComp		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$48,074	33,890	275,879	119,653	(420)	(368)	6,819	5,350
Realized gain (loss) on investments	451,504	302,070	–	–	5,831	7,164	3,528	4,623
Change in unrealized gain (loss) on investments	(268,039)	(11,443)	–	–	(30,346)	14,645	9,996	70,422
Reinvested capital gains	123,081	60,004	–	–	30,691	4,270	37,875	–

Net increase (decrease) in contract owners’ equity resulting fromoperations	354,620	384,521	275,879	119,653	5,756	25,711	58,218	80,395

Equity transactions:
Purchase payments received from contract owners (note 6)	143,073	130,648	4,175,903	6,006,691	40,177	36,660	120,123	109,575
Transfers between funds	(1,201,042)	330,148	936,820	(4,338,737)	(42,608)	(15,039)	–	(2,201)
Surrenders (note 6)	–	–	(1,352,640)	–	–	–	–	–
Death benefits (note 4)	–	(19,198)	–	(15,073)	–	–	–	–
Net policy repayments (loans) (note 5)	(32,539)	–	(807,292)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,229)	(66,610)	(68,801)	(47,420)	(4,322)	(6,088)	(11,591)	(11,857)

Adjustments to maintain reserves	(4)	32	(51)	(101)	33	(17)	(7)	(21)

Net equity transactions	(1,146,741)	375,020	2,883,939	1,605,360	(6,720)	15,516	108,525	95,496

Net change in contract owners’ equity	(792,121)	759,541	3,159,818	1,725,013	(964)	41,227	166,743	175,891
Contract owners’ equity beginning of period	4,666,859	3,907,318	4,218,115	2,493,102	249,709	208,482	721,043	545,152

Contract owners’ equity end of period	$3,874,738	4,666,859	7,377,933	4,218,115	248,745	249,709	887,786	721,043

CHANGES IN UNITS:
Beginning units	214,188	196,354	343,004	211,036	9,872	9,218	56,836	48,708

Units purchased	162,893	21,942	736,854	500,869	1,506	1,544	8,877	9,335
Units redeemed	(212,989)	(4,108)	(512,380)	(368,901)	(1,744)	(890)	(863)	(1,207)

Ending units	164,092	214,188	567,478	343,004	9,634	9,872	64,850	56,836

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapAp		OppGlSec		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(480)	(1,334)	23,621	11,303	95,941	82,380	120,485	89,396
Realized gain (loss) on investments	144,236	24,664	342,259	59,066	(60,588)	(54,679)	(28,909)	(40,801)
Change in unrealized gain (loss) on investments	72,390	71,013	(331,534)	170,237	206,055	(82,248)	131,892	12,648
Reinvested capital gains	–	–	109,261	103,577	5,845	55,591	–	12,844

Net increase (decrease) in contract owners’ equity resulting from operations	216,146	94,343	143,607	344,183	247,253	1,044	223,468	74,087

Equity transactions:
Purchase payments received from contract owners (note 6)	(82)	(2)	13	–	(14)	3	(44)	1
Transfers between funds	20,496	575,673	(490,080)	648,060	330,024	296,793	502,052	372,895
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(846)	–	(10,031)	–	(13,398)	–	(13,871)
Net policy repayments (loans) (note 5)	(127,247)	–	(57,443)	–	(80,348)	–	(83,983)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,001)	(14,818)	(28,498)	(30,178)	(24,899)	(30,572)	(30,225)	(30,196)
Adjustments to maintain reserves	20	(3)	14	25	300	760	54	91

Net equity transactions	(121,814)	560,004	(575,994)	607,876	225,063	253,586	387,854	328,920

Net change in contract owners’ equity	94,332	654,347	(432,387)	952,059	472,316	254,630	611,322	403,007
Contract owners’ equity beginning of period	1,585,151	930,804	2,598,511	1,646,452	2,104,546	1,849,916	2,409,683	2,006,676

Contract owners’ equity end of period	$1,679,483	1,585,151	2,166,124	2,598,511	2,576,862	2,104,546	3,021,005	2,409,683

CHANGES IN UNITS:
Beginning units	135,012	85,240	151,210	112,310	151,390	133,526	193,768	166,900

Units purchased	139,557	51,175	117,763	41,457	144,402	21,030	183,917	30,493
Units redeemed	(149,831)	(1,403)	(150,923)	(2,557)	(128,782)	(3,166)	(154,667)	(3,625)

Ending units	124,738	135,012	118,050	151,210	167,010	151,390	223,018	193,768

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RCFSmCap		TRowEqInc2		VKUMCpGro		VKUUSRE
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,740)	(6,404)	23,920	4,033	(876)	(211)	28	–
Realized gain (loss) on investments	161,702	151,652	67,005	9,788	29,792	485	(490)	–
Change in unrealized gain (loss) on investments	(255,061)	12,790	(114,320)	41,324	16,312	13,405	(5,108)	–
Reinvested capital gains	76,510	89,016	112,008	12,137	13,108	–	489	–

Net increase (decrease) in contract owners’ equity resulting from operations	(21,589)	247,054	88,613	67,282	58,336	13,679	(5,081)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	(50)	(1)	203	(2)	(3)	–	–	–
Transfers between funds	(257,295)	58,626	1,414,101	154,019	109,062	117,284	35,448	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(10,930)	–	(10,758)	–	–	–	–
Net policy repayments (loans) (note 5)	(43,446)	–	(112,523)	–	(39,992)	–	(1,818)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,143)	(26,955)	(22,009)	(11,148)	(4,245)	(1,074)	(174)	–
Adjustments to maintain reserves	(9)	14	(128)	(9)	9	1	65	–

Net equity transactions	(324,943)	20,754	1,279,644	132,102	64,831	116,211	33,521	–

Net change in contract owners’ equity	(346,532)	267,808	1,368,257	199,384	123,167	129,890	28,440	–
Contract owners’ equity beginning of period	1,993,532	1,725,724	458,263	258,879	129,890	–	–	–

Contract owners’ equity end of period	$1,647,000	1,993,532	1,826,520	458,263	253,057	129,890	28,440	–

CHANGES IN UNITS:
Beginning units	119,218	118,794	26,076	17,408	9,672	–	–	–

Units purchased	110,701	2,870	114,409	10,043	26,263	9,758	893	–
Units redeemed	(129,625)	(2,446)	(39,793)	(1,375)	(20,627)	(86)	(49)	–

Ending units	100,294	119,218	100,692	26,076	15,308	9,672	844	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRSmCpGr
Investment activity:	2007	2006
Net investment income (loss)	$(2,808)	(3,779)
Realized gain (loss) on investments	60,626	44,501
Change in unrealized gain (loss)on investments	(1,825)	(111,385)
Reinvested capital gains	81,456	101,987

Net increase (decrease) in contract owners’ equity resulting from Operations	137,449	31,324

Equity transactions:
Purchase payments received from contract owners (note 6)	(52)	(2)
Transfers between funds	(330,838)	363,610
Surrenders (note 6)	–	–
Death benefits (note 4)	–	(3,250)
Net policy repayments (loans) (note 5)	(21,087)	–
Redemptions to pay cost of insurance charges and administration charges
(notes 2b and 2c)	(11,151)	(12,296)
Adjustments to maintain reserves	33	3

Net equity transactions	(363,095)	348,065

Net change in contract owners’ equity	(225,646)	379,389
Contract owners’ equity beginning of period	1,078,696	699,307

Contract owners’ equity end of period	$853,050	1,078,696

CHANGES IN UNITS:
Beginning units	74,806	50,744

Units purchased	72,957	25,170
Units redeemed	(95,871)	(1,108)

Ending units	51,892	74,806

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)*

AIM VIF – Capital Development Fund – Series I (AIMCapDev)*

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Stock Fund – Series I (AIMCoreStk)*

AIM VIF – Dynamics Fund – Series I (AIMDyn)*

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)*

AIM VIF – Growth Fund – Series I (AIMGrowth)*

AIM VIF – High Yield Fund – Series I (AIMHighYld)*

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

AIM VIF – Mid Cap Core Equity Fund – Series I (AIMMidCpCor)*

AIM VIF – Small Cap Equity Fund – Series I (AIMSmCpEq)

AIM VIF – Small Cap Growth Fund – Series I (AIMSmCpGr)*

AIM VIF – Technology Fund – Series I (AIMTech)*

AIM VIF – Total Return Fund – Series I (AIMTotRet)*

AIM VIF – Utilities Fund – Series I (AIMUtility)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)*

AllianceBernstein VPS – Value Portfolio – Class A (AIVPSValA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)*

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)*

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)*

American Century VP – International Fund – Class I (ACVPInt)*

American Century VP – Ultra® Fund – Class I (ACVPUltra)*

American Century VP – Value Fund – Class I (ACVPVal)*

American Century VP – VistaSM Fund – Class I (ACVPVista1)*

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Growth Fund – Class 2 (AFGrowth2)

American Funds IS – International Fund – Class 2 (AFInterntl2)

Portfolio of the Berger IPT;

Berger IPT – Mid Cap Value Fund (BergMidCap)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

BlackRock Balanced Capital V.I. Fund – Class II (BRBalCap2)*

BlackRock Basic Value V.I. Fund – Class II (BRBasVal2)*

BlackRock Bond V.I. Fund – Class II (BRBond2)*

BlackRock Fundamental Growth V.I. Fund – Class II (BRFGrow2)*

BlackRock Global Allocation V.I. Fund – Class II (BRGloAll2)*

BlackRock Global Growth V.I. Fund – Class II (BRGloGro2)*

BlackRock Government Income V.I. Fund – Class II (BRGovInc2)*

BlackRock High Income V.I. Fund – Class II (BRHiInc2)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

BlackRock Large Cap Growth V.I. Fund – Class II (BRLCapGro2)*

BlackRock Large Cap Value V.I. Fund – Class II (BRLCapVal2)*

BlackRock Money Market V.I. Fund – Class II (BRMMkt2)*

BlackRock S&P 500 Index V.I. Fund – Class II (BRIndex2)*

BlackRock Utilities and Telecommunications V.I. Fund – Class II (BRUtilTel2)*

BlackRock Value Opportunities V.I. Fund – Class II (BRValOpp2)*

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Columbia Funds Variable Insurance Trust I – Marsico Growth Fund – Class A (CFVITMarGro)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)*

Dreyfus VIF – Disciplined Stock Portfolio – Initial Shares (DryVDSP)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Dreyfus VIF – Limited Term High Yield Portfolio – Initial Shares (DryVLTHiYld)*

Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVQualBd)*

Dreyfus VIF – Small Company Stock Portfolio – Initial Shares (DryVSmComp)*

Portfolios of the DWS Investments VIT Funds ;

DWS Investments VIT Funds – DWS Equity 500 Index VIP – Class A (DWSEqIn)*

DWS Investments VIT Funds – DWS Small Cap Index VIP – Class A (DWSSm)*

Portfolios of the DWS Variable Series I Funds;

DWS Variable Series I – Capital Growth VIP – Class B (DWSCapGro)*

DWS Variable Series I – Health Care VIP – Class B (DWSHlthCar)*

Portfolios of the DWS Variable Series II Funds;

DWS Variable Series II – Balanced VIP – Class B (DWSBal)*

DWS Variable Series II – Core Fixed Income VIP – Class B (DWSFixInc)*

DWS Variable Series II – Dreman Financial Services VIP – Class B (DWSFinServ)*

DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn)*

DWS Variable Series II – Dreman Small Mid Cap Value VIP – Class B (DWSSmMidCp)*

DWS Variable Series II – Global Thematic VIP – Class B (DWSGlobThem)*

DWS Variable Series II – High Income VIP – Class B (DWSHiInc)*

DWS Variable Series II – Large Cap Value VIP – Class B (DWSLargCapV)*

DWS Variable Series II – Small Cap Growth VIP – Class B (DWSSmCapGr)*

DWS Variable Series II – Technology VIP – Class B (DWSTech)*

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity ® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)*

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)*

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)*

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)*

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)*

Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)*

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)*

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)*

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)*

Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)*

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS)*

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)*

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)*

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)*

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)*

Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Goldman Sachs Mid Cap Value Fund – Class A (GSMdCpValA)*

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT Aggressive Growth Strategy Portfolio (GSVTAggGr)*

Goldman Sachs VIT Balanced Strategy Portfolio (GSVTBal)*

Goldman Sachs VIT Capital Growth Fund (GSVTCapGr)*

Goldman Sachs VIT Conservative Strategy Portfolio (GSVTConStr)*

Goldman Sachs VIT CORE Large Cap Growth Fund (GSVTLgCapGr)*

Goldman Sachs VIT Global Income Fund (GSVTGlobInc)*

Goldman Sachs VIT Growth and Income Fund (GSVTGroInc)*

Goldman Sachs VIT Growth and Income Strategy Portfolio (GSVTGroIncP)*

Goldman Sachs VIT Growth Strategy Portfolio (GSVTGroStra)*

Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV)

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (GSVTIntEq)*

Goldman Sachs VIT Structured Small Cap Equity Fund (GSVTSMCap)*

Goldman Sachs VIT Structured U.S. Equity Fund (GSVTUSEq)*

Portfolios of the Huntington VA Trust funds;

Huntington VA Dividend Capture – Trust Shares (HVADivCp)*

Huntington VA Growth Fund – Trust Shares (HVAGrwth)*

Huntington VA Income Equity – Trust Shares (HVAIncEq)*

Huntington VA Mid Corp America – Trust Shares (HVAMdCrAm)*

Huntington VA New Economy – Trust Shares (HVANwEcon)*

INVESCO VIF Growth Fund (INVGrowth)*

INVESCO VIF High Yield Fund (INVHiYld)*

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)*

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)*

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)*

Janus Aspen Series – International Growth Portfolio – Institutional Shares (JAspIntGro)*

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)*

Janus Aspen Series – Mid Cap Value Portfolio – Service Shares (JAspMidCpVal)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)*

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II – Bond Portfolio (JPM2Bond)*

JPMorgan Series Trust II – International Equity Portfolio (JPM2IntlEq)*

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)*

JPMorgan Series Trust II – Small Company Portfolio (JPM2SmCo)*

JPMorgan Series Trust II – U.S. Large Cap Core Equity Fund (JPM2USLCap)*

Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest)

Portfolio of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT – Global High Yield Bond Portfolio – Class I (LMVIGlbHgYld)*

Portfolios of the Legg Mason Partners Variable Portfolios (Legg Mason Partners VP);

Legg Mason Partners VP I, Inc. – All Cap Portfolio – Class I (LMVPAllCap)*

Legg Mason Partners VP I, Inc. – Strategic Bond Portfolio – Class I (LMVPStratBd)*

Legg Mason Partners VP I, Inc. – Total Return Portfolio – Class I (LMVPTotRtr)*

Legg Mason Partners VP II, Inc. – Growth Portfolio – Class I (LMVPGro)*

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

    (formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares) (LincGroOp)*

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)*

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)*

MFS VIT – Utilities Series – Initial Class (MFSUtil)*

MFS VIT – Utilities Series – Service Class (MFSUtilS)*

MFS VIT – Value Series – Initial Class (MFSValue)*

MFS VIT – Value Series – Service Class (MFSValueS)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)*

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)*

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)*

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)*

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)*

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)*

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)*

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)*

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I(NVITGrowth)*

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)*

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)*

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)*

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)*

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)*

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)*

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

    (formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)*

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

    (formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)*

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)*

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)*

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)*

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)*

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)*

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)*

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)*

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)*

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)*

PIMCO VIT – High Yield Portfolio – Administrative Shares (PVITHighY)*

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)*

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolio of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)*

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – International Equity Fund – IA Shares (PVTIntlEqIA)*

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Portfolios of the Royce Captial Fund;

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)*

Royce Capital Fund – Small Cap Portfolio (RCFSmCap)

Scudder VIT EAFE® Equity Index Fund – Class A Shares (SVITEqIndx)*

Portfolios T. Rowe Price;

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)*

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)*

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)*

Portfolios of the The Universal Institutional Funds, Inc. (The Universal IF, Inc) ;

The Universal IF, Inc. – Active International Allocation Portfolio (UIFIntAll)*

The Universal IF, Inc. – Emerging Markets Equity Portfolio – Class I (UIFEmMrkt)*

The Universal IF, Inc. – Technology Portfolio (UIFTech)*

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)*

Van Kampen LIT – Enterprise Portfolio – Class II (VKLEnt2)*

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)*

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)*

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)*

Van Kampen UIF – Equity Growth Portfolio – Class I (VKUEqGro)*

Van Kampen UIF – Global Value Equity Portfolio – Class I (VKUGlobVal)*

Van Kampen UIF – High Yield Portfolio (VKUHiYld)*

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – Class II (VKUMCpGro2)*

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro)

Van Kampen UIF – U.S. Mid Cap Value Portfolio – Class I (VKUUSMCpV)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Van Kampen UIF – Value Portfolio – Class I (VKUValue)*

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)*

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $350,692 and $479,106, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through the daily unit value calculation.

For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, there were no transfers into the Account from the fixed account and total transfers from the Account to the fixed account were $1,817,817 and $0, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7) Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier – (0.20%)
Fidelity® VIP – Equity-Income Portfolio – Service Class
2006	0.20%	413,340	$14.308356	$5,914,216	3.21%	19.84%
2005	0.20%	458,254	11.939536	5,471,340	1.80%	5.55%
2004	0.20%	610,162	11.312080	6,902,201	1.58%	11.16%
Fidelity® VIP – Growth Portfolio – Service Class
2006	0.20%	65,744	9.359100	615,305	0.29%	6.52%
2005	0.20%	71,030	8.786288	624,090	0.36%	5.46%
2004	0.20%	80,876	8.331220	673,796	0.16%	3.06%
Fidelity® VIP – Overseas Portfolio – Service Class
2006	0.20%	165,398	14.552107	2,406,889	0.59%	17.71%
2005	0.20%	112,464	12.362488	1,390,335	0.56%	18.73%
Fidelity® VIP II – Contrafund® Portfolio – Service Class
2006	0.20%	421,930	16.512980	6,967,322	1.13%	11.37%
2005	0.20%	385,314	14.827535	5,713,257	0.20%	16.61%
2004	0.20%	395,940	12.715028	5,034,388	0.26%	15.11%
Fidelity® VIP II – Index 500 Portfolio – Initial Class
2006	0.20%	398,514	12.105326	4,824,142	1.68%	15.50%
2005	0.20%	407,914	10.480980	4,275,338	1.68%	4.61%
2004	0.20%	436,930	10.018647	4,377,447	1.25%	10.39%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2006	0.20%	20,748	13.086482	271,518	3.17%	4.09%
2005	0.20%	97,252	12.572029	1,222,655	2.93%	1.88%
2004	0.20%	38,490	12.340435	474,983	2.00%	4.11%
Fidelity® VIP III – Balanced Portfolio – Service Class
2006	0.20%	211,486	12.923625	2,733,166	1.98%	11.42%
2005	0.20%	233,518	11.599328	2,708,652	2.49%	5.40%
2004	0.20%	258,454	11.005178	2,844,332	1.85%	5.21%
Nationwide VIT – Money Market Fund – Class I
2006	0.20%	76	11.101216	844	4.37%	4.32%
2005	0.20%	76	10.641320	809	2.73%	2.46%
2004	0.20%	76	10.385497	789	0.83%	0.61%
BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier – (0.25%)
AIM VIF – Basic Value Fund – Series I
2004	0.25%	194,202	13.719318	2,664,319	0.00%	10.79%
2003	0.25%	34,744	12.382943	430,233	0.04%	33.29%
AIM VIF – Core Equity Fund – Series I
2007	0.25%	165,900	11.752729	1,949,778	1.22%	7.85%
2006	0.25%	145,236	10.897781	1,582,750	0.60%	8.98	% 04/28/06
AIM VIF – Core Stock Fund – Series I
2005	0.25%	101,482	11.436219	1,160,570	0.23%	3.10%
2004	0.25%	187,696	11.092753	2,082,065	0.74%	3.98%
2003	0.25%	187,983	10.668115	2,005,424	1.26%	22.29%
AIM VIF – Dynamics Fund – Series I
2004	0.25%	12,758	10.681061	136,269	0.00%	13.06%
2003	0.25%	4,116	9.447591	38,886	0.00%	37.48%
AIM VIF – Global Health Care Fund – Series I
2007	0.25%	712	15.559094	11,078	0.00%	11.57%
2006	0.25%	444	13.945062	6,192	0.00%	4.97%
2005	0.25%	174	13.284465	2,311	0.00%	7.88%
2004	0.25%	10,156	12.314241	125,063	0.00%	7.30%
2003	0.25%	9,388	11.476339	107,740	0.00%	27.46%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF – Global Real Estate Fund – Series I
2003	0.25%	1,861	$18.434416	$34,306	5.75%	38.47%

AIM VIF – Growth Fund – Series I
2004	0.25%	277,828	10.959763	3,044,929	0.00%	9.60	% 04/30/04

AIM VIF – Mid Cap Core Equity Fund – Series I
2004	0.25%	209,352	14.193109	2,971,356	0.19%	13.53%
2003	0.25%	40,414	12.501247	505,225	0.00%	27.00%

AIM VIF – Small Cap Equity Fund – Series I
2007	0.25%	15,746	9.926107	156,296	0.06%	-0.74	% 05/01/07

AIM VIF – Small Cap Growth Fund – Series I
2006	0.25%	7,682	16.502275	126,770	0.00%	13.84%
2005	0.25%	6,448	14.495652	93,468	0.00%	4.93%
2004	0.25%	273,458	13.814641	3,777,724	0.00%	13.61%
2003	0.25%	160,568	12.159621	1,952,446	0.00%	33.10%

AIM VIF – Technology Fund – Series I
2004	0.25%	2,718	8.481089	23,052	0.00%	4.37%
2003	0.25%	20,669	8.125808	167,952	0.00%	44.93%

AIM VIF – Total Return Fund – Series I
2004	0.25%	154,896	9.921020	1,536,726	1.74%	3.47%
2003	0.25%	79,699	9.588040	764,157	2.74%	16.69%

AIM VIF – Utilities Fund – Series I
2003	0.25%	5,717	7.744429	44,275	1.05%	17.18%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.25%	161,334	14.423937	2,327,071	1.26%	4.85%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.25%	178,046	13.180290	2,346,698	1.30%	5.57%

American Funds IS – International Fund – Class 2
2007	0.25%	24,474	12.812068	313,563	1.60%	19.72%

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.25%	2,894	16.829986	48,706	0.00%	9.71%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.25%	289,724	13.023845	3,773,320	1.72%	4.99%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.25%	20,004	21.086722	421,819	0.98%	3.89%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.25%	32,152	18.170494	584,218	2.29%	16.91%
2006	0.25%	27,214	15.541970	422,959	0.59%	17.65%
2005	0.25%	21,758	13.209999	287,423	0.56%	18.67%
2004	0.25%	444,828	11.131246	4,951,490	1.11%	13.20%
2003	0.25%	269,951	9.832886	2,654,397	0.81%	42.85%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.25%	20,082	20.313732	407,940	0.10%	17.21%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.25%	45,212	22.660573	1,024,530	1.96%	15.17%

INVESCO VIF Growth Fund
2003	0.25%	348,515	4.291770	1,495,746	0.00%	29.55%

Janus Aspen Series – Mid Cap Value Portfolio – Service Shares
2007	0.25%	12,938	15.673788	202,787	3.08%	6.90%

Legg Mason Partners VET – Investors Portfolio – Class I
2007	0.25%	3,698	17.628575	65,190	1.67%	3.64%
2006	0.25%	2,422	17.009403	41,197	2.54%	17.96%
2005	0.25%	1,084	14.419098	15,630	0.49%	6.26%
2004	0.25%	14,406	13.569403	195,481	2.21%	10.10%
2003	0.25%	7,070	12.324552	87,135	1.32%	32.00%

MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.25%	42,154	12.325162	519,555	0.32%	11.08%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2003	0.25%	4,733	8.554639	40,489	0.00%	35.72%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.25%	19,714	$15.458854	$304,756	4.79%	6.89%
2006	0.25%	12,244	14.462518	177,079	4.81%	3.08%
2005	0.25%	5,040	14.029861	70,710	2.97%	3.01%
2004	0.25%	21,918	13.620393	298,532	5.18%	3.00%
2003	0.25%	27,927	13.223142	369,283	2.73%	1.75%

Nationwide VIT – Growth Fund – Class I
2003	0.25%	28,670	5.146555	147,552	0.02%	32.41%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.25%	145,402	12.794722	1,860,378	2.20%	4.36%
2006	0.25%	134,012	12.259877	1,642,971	2.37%	11.97%
2005	0.25%	122,946	10.949336	1,346,177	2.06%	2.29%

Nationwide VIT – Mid Cap Growth Fund – Class I
2003	0.25%	820	9.579740	7,855	0.00%	39.79%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.25%	161,396	23.618401	3,811,915	1.37%	7.29%
2006	0.25%	30,172	22.013684	664,197	1.16%	9.62%
2005	0.25%	24,440	20.082588	490,818	1.07%	11.82%
2004	0.25%	15,780	17.959872	283,407	0.59%	15.44%
2003	0.25%	324	15.557368	5,041	0.58%	34.31%

Nationwide VIT – Money Market Fund – Class I
2007	0.25%	564,022	13.002332	7,333,601	4.71%	4.53%
2006	0.25%	17,642	12.438934	219,448	4.37%	4.27%
2005	0.25%	15,932	11.929582	190,062	2.73%	2.41%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.25%	9,634	25.819531	248,745	0.09%	1.88%
2006	0.25%	8,254	25.344077	209,190	0.12%	11.76%
2005	0.25%	6,854	22.677354	155,431	0.00%	12.04%
2004	0.25%	1,086	20.240968	21,982	0.00%	18.72%
2003	0.25%	6,841	17.048620	116,630	0.00%	40.66%

Nationwide VIT – Nationwide Fund – Class I
2007	0.25%	64,850	13.689831	887,786	1.09%	7.91%
2006	0.25%	56,836	12.686370	721,043	1.12%	13.34%
2005	0.25%	48,504	11.192728	542,892	0.99%	7.17%
2004	0.25%	20,024	10.443524	209,121	1.31%	9.48%
2003	0.25%	21,730	9.539460	207,292	0.52%	27.19%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2004	0.25%	9,778	10.467533	102,352	1.12%	17.21%
2003	0.25%	11,755	8.930936	104,983	1.80%	31.11%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.25%	124,738	13.464081	1,679,483	0.24%	13.86%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.25%	113,510	18.355281	2,083,508	1.28%	6.05%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.25%	137,486	15.452967	2,124,567	4.60%	10.37%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.25%	146,812	13.586098	1,994,602	4.80%	8.47%

Royce Capital Fund – Small-Cap Portfolio
2007	0.25%	87,162	16.440239	1,432,964	0.05%	-2.38%

T. Rowe Price Equity Income Portfolio – II
2007	0.25%	73,648	18.178518	1,338,811	1.70%	2.77%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.25%	9,326	16.610427	154,909	0.00%	22.36%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.25%	844	33.696563	28,440	0.33%	-17.28%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.25%	49,766	16.444748	818,389	0.00%	13.23%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)
AIM VIF – Basic Value Fund – Series I
2004	0.40%	39,136	$13.668757	$534,940	0.00%	10.63%
2003	0.40%	42,275	12.355819	522,342	0.04%	33.09%
AIM VIF – Core Stock Fund – Series I
2004	0.40%	27,000	10.993594	296,827	0.74%	3.82%
2003	0.40%	158,536	10.588631	1,678,679	1.26%	22.11%
AIM VIF – Growth Fund – Series I
2004	0.40%	48,662	10.948763	532,789	0.00%	9.49	% 04/30/04
AIM VIF – Mid Cap Core Equity Fund – Series I
2004	0.40%	42,190	14.140795	596,600	0.19%	13.36%
2003	0.40%	49,175	12.473849	613,402	0.00%	26.81%
AIM VIF – Small Cap Equity Fund – Series I
2007	0.40%	3,114	9.916162	30,879	0.06%	-0.84	% 05/01/07
AIM VIF – Small Cap Growth Fund – Series I
2006	0.40%	1,648	16.305796	26,872	0.00%	13.67%
2004	0.40%	52,750	13.691063	722,204	0.00%	13.44%
2003	0.40%	185,394	12.068934	2,237,508	0.00%	32.90%
AIM VIF – Total Return Fund – Series I
2004	0.40%	22,118	9.832340	217,472	1.74%	3.32%
2003	0.40%	71,235	9.516603	677,915	2.74%	16.51%
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2006	0.40%	271,716	13.658375	3,711,199	1.38%	16.82%
2005	0.40%	233,326	11.691859	2,728,015	1.46%	4.45%
2004	0.40%	172,414	11.193833	1,929,974	0.86%	11.02%
2003	0.40%	94,893	10.082977	956,804	1.15%	31.97%
AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.40%	30,652	13.142539	402,845	1.30%	5.42%
2006	0.40%	29,706	12.467326	370,354	0.00%	24.67	% 02/01/06
American Century VP – International Fund – Class I
2005	0.40%	25,592	9.194806	235,313	1.17%	12.80%
2004	0.40%	18,162	8.151177	148,042	0.00%	14.47%
American Funds IS – Growth Fund – Class 2
2007	0.40%	33,446	11.613220	388,416	0.73%	11.90%
2006	0.40%	24,898	10.378426	258,402	0.69%	3.78	% 05/1/06
American Funds IS – International Fund – Class 2
2007	0.40%	59,054	12.780047	754,713	1.60%	19.54%
2006	0.40%	39,608	10.690968	423,448	1.43%	6.91	% 05/01/06
Calvert Variable Series Inc. – Social Equity Portfolio
2006	0.40%	2,976	15.240875	45,357	0.00%	9.62%
2005	0.40%	3,084	13.903575	42,879	0.06%	4.13%
2004	0.40%	3,150	13.352495	42,060	0.08%	6.73%
2003	0.40%	2,995	12.510533	37,469	0.02%	21.69%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	790	15.520951	12,262	0.46%	13.96%
2005	0.40%	2,514	13.620186	34,241	0.00%	6.81%
2004	0.40%	2,156	12.752292	27,494	1.20%	21.40%
2003	0.40%	42	10.504526	441	0.63%	37.23%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.40%	78,016	12.849461	1,002,464	1.72%	4.83%
2006	0.40%	394,470	12.257097	4,835,057	1.70%	15.04%
2005	0.40%	360,122	10.654824	3,837,037	1.66%	4.27%
2004	0.40%	326,338	10.218046	3,334,537	1.97%	10.20%
2003	0.40%	217,474	9.272395	2,016,505	1.82%	27.85%
Dreyfus VIF – International Value Portfolio – Initial Shares
2006	0.40%	116,234	20.055172	2,331,093	1.47%	22.11%
2005	0.40%	115,534	16.423973	1,897,527	0.00%	11.44%
2004	0.40%	84,172	14.737382	1,240,475	1.24%	19.54%
2003	0.40%	51,497	12.328061	634,858	6.21%	35.81%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Service Class
2003	0.40%	636,125	$11.495307	$7,312,452	1.68%	29.70%
Fidelity® VIP – Growth Portfolio – Service Class
2006	0.40%	848	10.352362	8,779	0.29%	6.31%
2005	0.40%	4,722	9.738159	45,984	0.36%	5.25%
2004	0.40%	3,898	9.252214	36,065	0.16%	2.85%
2003	0.40%	77,099	8.995716	693,561	0.03%	32.25%
Fidelity® VIP – Overseas Portfolio – Service Class
2004	0.40%	84,776	11.031720	935,225	1.11%	13.03%
2003	0.40%	305,807	9.759585	2,984,549	0.81%	42.63%
Fidelity® VIP II – Contrafund®Portfolio – Service Class
2006	0.40%	20,772	17.124450	355,709	1.13%	11.15%
2005	0.40%	21,520	15.407287	331,565	0.20%	16.38%
2004	0.40%	21,972	13.238537	290,877	0.26%	14.88%
2003	0.40%	405,029	11.523894	4,667,511	0.36%	27.84%
Fidelity® VIP II – Index 500 Portfolio – Initial Class
2003	0.40%	432,638	7.829650	3,387,404	1.53%	27.90%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2003	0.40%	97,914	11.796195	1,155,013	2.74%	4.64%
Fidelity® VIP III – Balanced Portfolio – Service Class
2003	0.40%	191,781	10.283429	1,972,166	2.48%	17.06%
Franklin Templeton VIP – Foreign Securities Fund – Class 2
2006	0.40%	46,508	19.549201	909,194	1.47%	20.96%
2005	0.40%	62,286	16.161499	1,006,635	1.07%	9.73%
2004	0.40%	78,650	14.728417	1,158,390	1.06%	18.06%
2003	0.40%	49,066	12.475864	612,141	1.59%	31.68%
Goldman Sachs VIT Mid Cap Value Fund
2007	0.40%	10,358	28.903118	299,378	0.74%	2.79%
2006	0.40%	14,480	28.118779	407,160	0.96%	15.70%
2005	0.40%	12,040	24.302910	292,607	0.63%	12.38%
2004	0.40%	8,870	21.626334	191,826	0.99%	25.38%
2003	0.40%	247	17.248288	4,260	4.06%	27.88%
INVESCO VIF Growth Fund
2003	0.40%	426,314	4.259733	1,815,984	0.00%	29.36%
Janus Aspen Series – Mid Cap Value Portfolio – Service Shares
2007	0.40%	9,006	15.588673	140,392	3.08%	6.74%
2006	0.40%	6,830	14.604104	99,746	2.68%	14.61%
JPMorgan Insurance Trust – Balanced Portfolio 1
2006	0.40%	126	11.137494	1,403	6.43%	10.54%
2005	0.40%	1,144	10.075754	11,527	2.43%	2.09%
2004	0.40%	1,192	9.869290	11,764	1.17%	5.31%
2003	0.40%	177	9.371697	1,659	0.00%	16.73%
JPMorgan Insurance Trust – Core Bond Portfolio 1
2006	0.40%	220	14.221560	3,129	4.14%	3.72%
2005	0.40%	1,868	13.711626	25,613	3.15%	1.98%
2004	0.40%	1,892	13.445176	25,438	1.81%	3.72%
2003	0.40%	218	12.963219	2,826	0.00%	3.46%
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2006	0.40%	594	10.340957	6,143	0.00%	10.95%
2005	0.40%	2,224	9.320747	20,729	0.00%	10.65%
2004	0.40%	2,050	8.423606	17,268	0.00%	12.17%
2003	0.40%	221	7.509677	1,660	0.00%	26.64%
JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2005	0.40%	1,512	16.666561	25,200	0.47%	9.32%
2004	0.40%	50	15.246029	762	0.29%	14.94%
JPMorgan Insurance Trust – Equity Index Portfolio 1
2005	0.40%	3,856	8.626320	33,263	1.05%	4.04%
2004	0.40%	3,698	8.291329	30,661	0.34%	9.90%
2003	0.40%	132	7.544510	996	0.00%	27.47%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS VIT – Investors Growth Stock Series – Initial Class
2006	0.40%	43,392	$11.017000	$478,050	0.00%	7.15%
2005	0.40%	57,102	10.282095	587,128	0.33%	4.07%
2004	0.40%	110,050	9.879737	1,087,265	0.00%	8.75%
2003	0.40%	84,317	9.084887	766,010	0.00%	22.53%
MFS VIT – Value Series – Initial Class
2004	0.40%	28,266	11.800888	333,564	0.83%	14.72%
2003	0.40%	20,767	10.286766	213,625	0.00%	24.46%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.40%	2,696	23.302150	62,823	1.37%	7.13%
2006	0.40%	184,016	21.751707	4,002,662	1.16%	9.45%
2005	0.40%	171,914	19.873309	3,416,500	1.07%	11.65%
2004	0.40%	136,290	17.799298	2,425,866	0.59%	15.27%
2003	0.40%	99,787	15.441403	1,540,851	0.58%	34.11%
Nationwide VIT – Money Market Fund – Class I
2007	0.40%	3,456	12.827413	44,332	4.71%	4.37%
2006	0.40%	325,286	12.290178	3,997,823	4.37%	4.11%
2005	0.40%	195,028	11.804619	2,302,231	2.73%	2.26%
2004	0.40%	146,872	11.543898	1,695,475	0.83%	0.41%
2003	0.40%	107,374	11.496973	1,234,476	0.55%	0.22%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2006	0.40%	1,618	25.042525	40,519	0.12%	11.59%
2005	0.40%	2,364	22.441067	53,051	0.00%	11.87%
2004	0.40%	530	20.060030	10,632	0.00%	18.55%
2003	0.40%	78	16.921572	1,320	0.00%	40.45%
Nationwide VIT – Nationwide Fund – Class I
2005	0.40%	204	11.076090	2,260	0.99%	7.01%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2006	0.40%	135,012	11.740817	1,585,151	0.30%	7.52%
2005	0.40%	85,240	10.919800	930,804	0.97%	4.68%
2004	0.40%	20,074	10.431598	209,404	0.00%	6.51%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.40%	4,540	18.197382	82,616	1.28%	5.89%
2006	0.40%	151,210	17.184784	2,598,511	0.93%	17.22%
2005	0.40%	112,310	14.659892	1,646,452	0.87%	13.85%
2004	0.40%	76,140	12.876219	980,395	1.14%	18.69%
2003	0.40%	58,774	10.848847	637,630	0.16%	42.45%
PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.40%	29,524	15.319558	452,295	4.60%	10.20%
2006	0.40%	151,390	13.901483	2,104,546	4.26%	0.34%
2005	0.40%	133,526	13.854354	1,849,916	2.86%	1.67%
2004	0.40%	92,138	13.627337	1,255,596	0.99%	8.45%
2003	0.40%	84,012	12.565018	1,055,612	2.61%	8.42%
PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.40%	76,206	13.468801	1,026,403	4.80%	8.31%
2006	0.40%	193,768	12.435917	2,409,683	4.46%	3.43%
2005	0.40%	166,900	12.023223	2,006,676	3.64%	2.02%
2004	0.40%	70,122	11.785439	826,419	1.94%	4.46%
2003	0.40%	52,710	11.282022	594,675	2.95%	4.62%
Royce Capital Fund – Small-Cap Portfolio
2007	0.40%	13,132	16.298801	214,036	0.05%	-2.53%
2006	0.40%	119,218	16.721738	1,993,532	0.06%	15.11%
2005	0.40%	118,794	14.527033	1,725,724	0.00%	8.13%
2004	0.40%	101,118	13.435110	1,358,531	0.00%	24.45%
2003	0.40%	72,341	10.795330	780,945	0.00%	40.54%
T. Rowe Price Equity Income Portfolio – II
2007	0.40%	27,044	18.033915	487,709	1.70%	2.62%
2006	0.40%	26,076	17.574134	458,263	1.40%	18.18%
2005	0.40%	17,408	14.871262	258,879	1.42%	3.28%
2004	0.40%	12,254	14.398668	176,441	1.99%	14.16%
2003	0.40%	210	12.612824	2,649	2.54%	24.67%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.40%	5,982	$16.407241	$98,148	0.00%	22.17%
2006	0.40%	9,672	13.429460	129,890	0.00%	8.84%
W&R Target Funds, Inc– Small Cap Growth Portfolio
2007	0.40%	2,126	16.303263	34,661	0.00%	13.06%
2006	0.40%	74,806	14.419908	1,078,696	0.00%	4.64%
2005	0.40%	50,744	13.781072	699,307	0.00%	12.43%
2004	0.40%	42,666	12.257131	522,963	0.00%	13.84%
2003	0.40%	35,681	10.767230	384,186	0.00%	35.23%

Contract Owners’ Equity Total By Year

2007				$45,777,513

2006				$64,229,831

2005				$51,809,031

2004				$65,936,045

2003				$52,487,131

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
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Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company